Document and Entity Information	May 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001066656
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Registrant Name	CERES CLASSIC L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-25603
Entity Tax Identification Number	13-4018068
Entity Address, Address Line One	c/o Ceres Managed Futures LLC
Entity Address, Address Line Two	522 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(855)
Local Phone Number	672-4468
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false